Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments

	December 31, 2012	December 31, 2011
Capital expenditure
Authorized South Africa - KDC	401.0	373.7

South Africa - Beatrix	104.8	87.1
South Africa - South Deep	446.3	433.1
Ghana - Tarkwa	110.9	126.5
Ghana - Damang	9.8	16.9
Peru - Cerro Corona	6.4	44.7
Australia - St Ives	175.7	150.3
Australia - Agnew	1.6	10.4
Other	0.8	0.4

	1,257.3	1,243.1

Contracted for	244.6	245.7
Other guarantees	0.5	1.7